Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Summary of Adopting New Standard on the Consolidated Statement of Cash flows

The impact of adopting this new standard on the consolidated statement of cash flows was as follows:

2016
Increase in changes in operating assets and liabilities	$(120)

Decrease in cash provided from operating activities	$(120)
Reduction in purchase of subsidiaries	$120
Reclassification of restricted cash deposits	$194

Reduction in cash used for investing activities	$314
Reduction in net decrease in cash, cash equivalents and restricted cash equivalents, during the period	$194

Increase in cash, cash equivalents and restricted cash equivalents, end of period	$194